Segment and Related Information	12 Months Ended
Dec. 31, 2011
Segment and Related Information [Abstract]
Segment and Related Information
Note 11 — Segment and Related Information

The Company’s reportable segments are strategic business units that have separate management teams and infrastructures that offer different products and services.

The Company has two reportable segments, Hospitality and Government.  The Hospitality segment offers integrated solutions to the hospitality industry.  These offerings include industry leading hardware and software applications utilized at the point-of-sale, back of store and corporate office.  This segment also offers customer support including field service, installation, twenty-four hour telephone support and depot repair.  The Government segment performs complex technical studies, analysis, and experiments, develops innovative solutions, and provides world-class on-site engineering in support of advanced defense, security, and aerospace systems.  This segment also provides affordable expert on-site services for operating and maintaining U.S. Government-owned communication assets.

Information as to the Company’s segments is set forth below.  Amounts below exclude discontinued operations.

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Revenues:
Hospitality	$160,482	$168,957	$140,429
Government	68,941	66,065	75,470
Total	$229,423	$235,022	$215,899
Operating income (loss):
Hospitality	$(24,542)	$3,509	$(9,286)
Government	4,344	3,787	3,905
Other	(594)	(476)	(667)
	(20,792)	6,820	(6,048)
Other income, net	203	640	165
Interest expense	(211)	(352)	(400)
Income (loss) from continuing operations before provision for income taxes	$(20,800)	$7,108	$(6,283)
Identifiable assets:
Hospitality	$89,135	$112,743	$102,512
Government	12,617	11,627	15,097
Other	11,009	10,067	9,518
Total	$112,761	$134,437	$127,127
Goodwill:
Hospitality	$6,116	$26,218	$25,899
Government	736	736	736
Total	$6,852	$26,954	$26,635
Depreciation and amortization:
Hospitality	$2,199	$2,722	$3,384
Government	78	83	79
Other	371	529	373
Total	$2,648	$3,334	$3,836
Capital expenditures including software costs:
Hospitality	$8,121	$5,585	$1,858
Government	20	77	47
Other	144	257	136
Total	$8,285	$5,919	$2,041

The following table presents revenues by country based on the location of the use of the product or services.

	2011	2010	2009
United States	$198,764	$208,252	$192,420
Other Countries	30,659	26,770	23,479
Total	$229,423	$235,022	$215,899

The following table presents assets by country based on the location of the asset.

	2011	2010	2009
United States	$100,310	$123,537	$119,689
Other Countries	12,451	10,900	7,438
Total	$112,761	$134,437	$127,127

Customers comprising 10% or more of the Company’s total revenues are summarized as follows:

	2011	2010	2009
Hospitality segment:
McDonald’s Corporation	29%	35%	26%
Yum! Brands, Inc.	13%	11%	13%
Government segment:
U.S. Department of Defense	30%	28%	36%
All Others	28%	26%	25%
	100%	100%	100%